Basis of preparation (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of changes in accounting policies, accounting estimates and errors [Abstract]
Disclosure of initial application of standards or interpretations
Impact on the balance sheet at the transition date (a)

(€ million)	December 31, 2018 as published	Impact of first-time application of IFRS 16		January 1, 2019
	(IAS 17)	Reclassification	Initial recognition	(IFRS 16)
Property, plant and equipment	9,651	(23)	—	9,628
Right-of-use assets	—	(66)	1,497	1,431
Other current and non current assets	5,888	(11)	—	5,877
Short-term debt and long-term debt	(24,640)	22	—	(24,618)
Current and non-current lease liabilities	—	(22)	(1,324)	(1,346)
Provisions and other current and non-current liabilities	(17,974)	100	(173)	(18,047)
(a) Debits are shown as positive amounts and credits as negative amounts.

Commitments for operating leases commitments	However, as the prior standard (IAS 17) was applicable in preceding periods, commitments under operating leases are presented in the table below:

(€ million)	2018	2017
Commitments under operating leases(a)	2,427	1,452

(a)	The increase in 2018 mainly reflects a commitment relating to a new lease contracted in the United States that will commence in 2021

Disclosure of additional information about leasing activities for lessee [text block]
Reconciliation between lease commitments under IAS 17 and lease liabilities under IFRS 16

(€ million)
Undiscounted lease commitments as of December 31, 2018	2,427
Leases contracted in 2018 but taking effect after 2018 (a)	(1,011)
Impact of renewal options	187
Short-term leases and leases of low-value assets	(21)
Other	(22)
Undiscounted lease commitments as of January 1, 2019	1,560
Effect of discounting	(236)
Finance leases	22
Lease liabilities as of January 1, 2019	1,346
(a)
Mainly relates to a new lease contracted in the United States that will commence in 2021.